Income Taxes - Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Beginning balance	$ 513
Additions	632	$ 513
Ending Balance	$ 1,145	$ 513